LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee
Labor Costs [Abstract]
Wages, salaries and social security costs	$ 884,536	$ 849,354	$ 698,825
Termination benefits	26,601	25,783	27,048
Post-employment benefits	29,862	28,213	27,758
Labor costs	$ 940,999	$ 903,350	$ 753,631
Number of employees | employee	20,660	21,335	16,725